Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Global Diversified Payment Fund
(the "Fund")

Supplement dated January 8, 2021
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W
shares Prospectus dated February 28, 2020
(the "Prospectus")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

1.            The fourth and fifth sentence in the third paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The annual rate at which the Fund will make payments with respect to any share class is expected to range between 3.25% and 6.25%. During calendar year 2021, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T shares, and $0.040 per share for Class W shares for 2021 based on Annual Payment Rates of 5.97% for Class A shares, 5.22% for Class C shares, 6.25% for Class I shares, 5.72% for Class R shares, 6.25% for Class R6 shares, 5.97% for Class T shares, and 6.25% for Class W shares.

2.            The sixth sentence in the third paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety.

Voya Global Diversified Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA MUTUAL FUNDS
Voya Global Diversified Payment Fund
(the "Fund")

Supplement dated January 8, 2021
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W
shares Prospectus dated February 28, 2020
(the "Prospectus")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

1.            The fourth and fifth sentence in the third paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The annual rate at which the Fund will make payments with respect to any share class is expected to range between 3.25% and 6.25%. During calendar year 2021, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T shares, and $0.040 per share for Class W shares for 2021 based on Annual Payment Rates of 5.97% for Class A shares, 5.22% for Class C shares, 6.25% for Class I shares, 5.72% for Class R shares, 6.25% for Class R6 shares, 5.97% for Class T shares, and 6.25% for Class W shares.

2.            The sixth sentence in the third paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety.